The interactive data file included as an exhibit to this filing relates to the prospectuses for Columbia Variable Portfolio — Diversified Equity Income Fund, Columbia Variable Portfolio — International Opportunity Fund, Columbia Variable Portfolio — Large Cap Growth Fund, Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Columbia Variable Portfolio — S&P 500 Index Fund, Columbia Variable Portfolio — Select Large-Cap Value Fund, Columbia Variable Portfolio — Select Smaller-Cap Value Fund and Columbia Variable Portfolio — Short Duration U.S. Government Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 4, 2011 (Accession No. 0000950123-11-044691), which are incorporated herein by reference.